Basis of presentation and summary of significant accounting policies - Schedule of changes in presentation consolidated statements of cash flows (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
As Previously Reported [Member]
Cash flows from operating activities
Settlement receivables, net	$ (11,978)	$ 58,896
Funds payable and amounts due to customers	698,855	(95,890)
Net cash flows provided by operating activities	924,078	224,468
Cash flows from financing activities
Settlement funds - merchants and customers, net	0	0
Net cash provided by financing activities	(80,542)	483,281
Adjustment [Member]
Cash flows from operating activities
Settlement receivables, net	11,978	(58,896)
Funds payable and amounts due to customers	(698,855)	95,890
Net cash flows provided by operating activities	(686,877)	36,994
Cash flows from financing activities
Settlement funds - merchants and customers, net	686,877	(36,994)
Net cash provided by financing activities	686,877	(36,994)
As Adjusted [Member]
Cash flows from operating activities
Settlement receivables, net	0	0
Funds payable and amounts due to customers	0	0
Net cash flows provided by operating activities	237,201	261,462
Cash flows from financing activities
Settlement funds - merchants and customers, net	686,877	(36,994)
Net cash provided by financing activities	$ 606,335	$ 446,287